Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 0	$ 566,242
Restricted cash (Note 2)	15,026	92,694
Trade accounts receivable, net of allowance for doubtful receivables of $2,825 and $48 at December 31, 2014 and 2015, respectively	10,059	404,656
Due from related parties (Note 4)	20,637	29,203
Assets held for sale (Note 7)	216,026	0
Other current assets (Note 5)	7,319	122,249
Total current assets	269,067	1,215,044
FIXED ASSETS, NET:
Advances for drilling units under construction and related costs (Note 6)	0	623,984
Vessels, net (Note 7)	96,428	2,141,617
Drilling units, machinery and equipment, net (Note 7)	0	6,259,747
Total fixed assets, net	96,428	9,025,348
OTHER NON-CURRENT ASSETS:
Investment in affiliate (Note 10)	91,410	0
Goodwill (Note 8)	7,002	0
Financial instruments (Note 12)	411	11,086
Above-market acquired time charter contracts (Note 8)	11,007	1,373
Other non-current assets (Note 9)	727	106,519
Total other non-current assets	110,557	118,978
Total assets	476,052	10,359,370
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 11)	217,549	1,165,021
Liabilities held for sale (Note 7)	104,366	0
Accounts payable and other current liabilities	2,613	92,248
Accrued liabilities(Note 4)	4,955	185,366
Due to related parties (Note 4)	21,828	12,717
Deferred revenue	725	123,728
Financial instruments (Note 12)	2,604	30,447
Total current liabilities	354,640	1,609,527
NON-CURRENT LIABILITIES
Long-term debt, net of current portion and deferred finance costs (Note 11)	0	4,352,592
Financial instruments (Note 12)	0	10,420
Deferred revenue	0	81,359
Other non-current liabilities	0	15,084
Total non-current liabilities	$ 0	$ 4,459,455
COMMITMENTS AND CONTINGENCIES (Note 15)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value;500,000,000 shares authorized at December 31,2014 & 2015;100,000,000 shares designated as Series A Convertible preferred stock;100,000,000 shares designated as Series B Convertible preferred stock;0 shares of Series A Convertible Preferred stock issued and outstanding at December 31,2014 & 2015;0 and 4,000,000 shares (100,000,000 before the reverse stock split) of Series B Convertible Preferred stock issued and outstanding at December 31,2014 & 2015, respectively (Note 13)	$ 40	$ 0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2014 and 2015; 28,242,566 shares (706,064,321 before the reverse stock split) and 28,326,566 shares (708,164,321 before the reverse stock split) issued and outstanding at December 31, 2014 and 2015, respectively (Note 13)	283	282
Treasury stock; $0.01 par value; 1,444,000 shares (36,100,000 before the reverse stock split) and 1,444,720 shares (36,118,000 before the reverse stock split) at December 31, 2014 and 2015, respectively (Note 13)	(14)	(14)
Additional paid-in capital (Note 13)	3,224,839	3,255,807
Accumulated other comprehensive income/(loss) (Note 16)	233	(6,622)
Accumulated deficit	(3,103,969)	(256,632)
Total DryShips Inc. stockholders' equity	121,412	2,992,821
Non-controlling interests	0	1,297,567
Total equity	121,412	4,290,388
Total liabilities and stockholders' equity	$ 476,052	$ 10,359,370